Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio <br/><br/>PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Brighthouse/Aberdeen Emerging Markets Equity Portfolio - USD ($)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Brighthouse/Aberdeen Emerging Markets Equity Portfolio		Class A	Class B
Management Fee		0.89%	0.89%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.10%	0.10%
Total Annual Portfolio Operating Expenses		0.99%	1.24%
Fee Waiver	[1]	(0.05%)	(0.05%)
Net Operating Expenses		0.94%	1.19%
[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 29, 2019 through April 29, 2020, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 29, 2020, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Brighthouse/Aberdeen Emerging Markets Equity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	96	310	542	1,208
Class B	121	388	676	1,496

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
Aberdeen Asset Managers Limited (“Aberdeen” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets primarily in common stocks, but may also invest the Portfolio’s assets in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of emerging market companies. An emerging market country is any country determined by Aberdeen to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Aberdeen considers the following when determining whether an issuer is an emerging market company:
  the company is organized under the laws of, or has its principal office in an emerging market country;
  the company has its principal securities trading market in an emerging market country; and/or the company derives a majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country.
At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Portfolio may invest in securities denominated in U.S. dollars and currencies of emerging market countries in which it is permitted to invest. The Portfolio typically has full currency exposure to those markets in which it invests.

The Portfolio may invest in securities of any market capitalization, including small and mid-cap securities.

Aberdeen employs a fundamental, bottom-up equity investment style which is characterized by intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the investment team seeks to determine whether the company has good growth prospects and a balance sheet that supports expansion. Aberdeen also evaluates long term value by examining a spectrum of considerations such as governance and risk management, including those often referred to as environmental, social and governance (“ESG”) factors. Aberdeen evaluates ESG factors as part of the investment analysis process and this forms an integral component of Aberdeen’s quality rating for all companies. In the price filter, the investment team assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe. The investment team may sell a security when it perceives that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

The Portfolio may invest in securities of companies of any market sector. The Portfolio does not have a strategy to focus its investments in any particular sector, but may have a significant amount of its assets invested in securities of companies of a particular sector.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective January 1, 2016, Aberdeen became the subadviser to the Portfolio. Investment performance prior to that date may not be representative of the performance the Portfolio would have achieved had Aberdeen been its subadviser and had its current principal investment strategies then been in effect.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	30.47%
Lowest Quarter	3rd – 2011	-22.07%

Average Annual Total Return as of December 31, 2018
Average Annual Total Returns - Brighthouse/Aberdeen Emerging Markets Equity Portfolio	1 Year	5 Years	10 Years
Class A	(13.92%)	0.01%	6.88%
Class B	(14.18%)	(0.25%)	6.62%
MSCI Emerging Markets (EM) Index (reflects no deduction for mutual fund fees or expenses)	(14.58%)	1.65%	8.02%